License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
License Agreement [Abstract]
License Agreement

Note 8. License Agreement

During 2011, the Company entered into an exclusive license agreement to assemble, develop and manufacture any electric vehicle developed by the Company in the Asian territories, as defined by the agreement. The total purchase price received by the Company related to this agreement was $2,750,000.

Note 10. License Agreement

During 2011, the Company entered into an exclusive license agreement to assemble, develop and manufacture any electric vehicle developed by the Company in the Asian territories, as defined by the agreement. The total purchase price received by the Company related to this agreement was $2,750,000.